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             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2




1.  Name and address of issuer:

     Institutional Series Trust


2. Name of each series or class of funds for which this notice is filed:

    Institutional Adjustable Rate Government Portfolio


3.  Investment Company Act File Number:  811-8080

    Securities Act File Number:  33-70362


4.  Last day of fiscal year for which this notice is filed:

    November 30, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:   [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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7. Number and amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                      None.


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                      None.



9.  Number and aggregate sale price of securities sold during the fiscal year:

               1,443,651


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               1,443,651


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                 338,098


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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities
           sold during the fiscal year in
           reliance on rule 24f-2 (from Item 10):  $  1,443,651
                                                   ------------
     (ii)  Aggregate price of shares issued
           in connection with dividend
           reinvestment plans (from Item 11,
           if applicable):                         +    338,098
                                                   ------------
     (iii) Aggregate price of shares redeemed
           or repurchased during the fiscal year
           (if applicable):                        -  1,781,749
                                                   ------------

     (iv)  Aggregate price of shares redeemed
           or repurchased and previously applied
           as a reduction to filing fees pursuant
           to rule 24e-2 (if applicable):          +          0
                                                   ------------

     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 [line (i), plus
           line (ii), less line (iii), plus line
           (iv)] (if applicable):                             0
                                                   ------------

     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                       x          0
                                                   ------------

     (vii) Fee due [line (i) or line (v)
           multiplied by line (vi)]:                          0
                                                   ============



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
Procedures (17 CFR 202.3a).   [ ]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (signature and Title)*       /s/Paul Schubert
                                ----------------
                                Paul Schubert
                                Assistant Treasurer

Date  January 24, 1996

* Please print the name and title of the signing officer below the signature.











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                     [LETTERHEAD OF BINGHAM, DANA & GOULD]






                               January 29, 1996

Institutional Series Trust
1285 Avenue of the Americas
New York, NY 10019

Re:  Rule 24f-2 Notice

Dear Sirs:

     We have acted as special Massachusetts counsel to Institutional Series Trust, a Massachusetts business trust (the "Trust"), in connection with the Trust's registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, of an indefinite number of Shares of Beneficial Interest ($.001 par value per share)(the "Shares") under the Securities Act of 1933, as amended (the "1933 Act"). We understand that, pursuant to such Rule 24f-2, the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the fiscal year ended November 30, 1995, in order to make definite in number the registration of 151,448 Shares. This opinion is being furnished with a view to your filing the same with the Commission in conjunction with the filing of the Notice.

     In connection with this opinion, we have examined the following described documents:

     (a) a certificate of the Secretary of State of the Commonwealth of Massachusetts as to the existence of the Trust;

     (b) copies, certified by the Secretary of State of the Commonwealth of Massachusetts, of the Trust's Declaration of Trust dated October 14, 1993;

     (c) a certificate executed by Paul Schubert, the Assistant Treasurer of the Trust, as to the number of Shares issued and as to the receipt by the Trust of the net asset value of the Shares covered by the Notice; and





















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     (d)  a Certificate executed by Dianne E. O'Donnell, the Secretary of the
Trust, certifying as to, and attaching copies of, the Trust's By-Laws and certain votes of the Trustees of the Trust authorizing the issuance of the Shares covered by the Notice.

     In such examination, we have assumed the genuineness of all signatures, the conformity to the originals of all of the documents reviewed by us as copies, the authenticity and completeness of all original documents reviewed by us in original or copy form and the legal competence of each individual executing any document.

     This opinion is based entirely on our review of the documents listed above. We have made no other review or investigation of any kind whatsoever, and we have assumed, without independent inquiry, the accuracy of the information set forth in such documents.

     This opinion is limited solely to the internal substantive laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth (other than Massachusetts securities laws, with respect to which we express no opinion), to the extent that same may apply to the matters addressed by this opinion.

     We understand that all of the foregoing assumptions and limitations are acceptable to you.

     Based upon and subject to the foregoing, please be advised that is it our opinion that the 151,448 Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and nonassessable, except that shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

                                        Very truly yours,

                                        /s/ Bingham, Dana & Gould

                                        BINGHAM, DANA & GOULD